Leases - Disclosure of Reconciliation of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense (included in finance costs)	€ 626	€ 1,030	€ 1,308
Exchange differences	348	1,156	465
Lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Liabilities arising from financing activities at beginning of period	31,700	41,751	46,133
New contracts	2,525	2,176	11,400
Modifications	1,058	2,325	55
Cash outflow	(14,001)	(16,061)	(16,573)
Other non-cash outflows	0	0	(137)
Interest expense (included in finance costs)	626	1,030	1,308
Exchange differences	(51)	479	(435)
Liabilities arising from financing activities at end of period	€ 21,857	€ 31,700	€ 41,751